TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses	(3.30%)	0.60%	3.20%
-Change in fair value of convertible senior notes	31.30%	0.10%	0.20%
-Accrued payroll and welfare expenses	0.10%	0.10%	0.10%
-Change of enacted tax rate and preferential tax benefit	(80.80%)	(1.40%)	1.60%
-Other permanent differences	93.30%	(0.30%)	3.40%
Difference in tax rate of subsidiaries outside the PRC	(43.40%)	2.40%	3.90%
Effect of tax holiday for subsidiaries	(189.50%)	(10.70%)	(12.10%)
U.S. tax credits	(71.80%)	(0.50%)
Change in valuation allowance	265.80%	1.50%	5.30%
Effective tax rate	26.70%	16.80%	30.60%